Inventories, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net

Note 4 – Inventories, net

As of September 30, 2024 and December 31, 2023, the inventories of finished goods consisted of the following:

	September 30,	December 31,
	2024	2023
Merchandise goods	$32,272	$34,336
Food and beverage	22,782	21,368
Less: Impairment of obsolete goods	-	-
	$55,054	$55,704

Note 4 – Inventories, net

As of December 31, 2023 and 2022, the inventories of finished goods consisted of the following:

	December 31,	December 31,
	2023	2022
Merchandise	$34,336	$39,174
Food and beverage	21,368	20,188
Less: impairment of obsolete goods	-	-
	$55,704	$59,362